CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 165,054	$ (14,455)	$ 120,354	$ (25,013)	$ (136,721)	$ (76,412)	$ (13,671)
Foreign currency translation gain (loss)	(7,070)	(4,119)	(11,799)	(617)	3,883	(12,477)	0
Unrealized gain (loss) on available for sale investments	4,466	(189)	4,449	(265)	(309)	14	0
Comprehensive loss	162,450	(18,763)	113,004	(25,895)	(133,147)	(88,875)	(13,671)
Comprehensive income (loss) attributable to non-controlling interests	386	(48)	889	(22)	4,013	(249)	(129)
Comprehensive loss attributable to Magnum Hunter Resources Corporation	$ 162,836	$ (18,811)	$ 113,893	$ (25,917)	$ (129,134)	$ (89,124)	$ (13,800)